As filed with the Securities and Exchange Commission on January 19, 2001
                                               Securities Act File No. 333-50950
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [ ]

                          Post-Effective Amendment No. 1                     [X]

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Name and Address of Agents for Service)

                                  With copy to:
                                Jeffrey S. Puretz
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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  It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                              PILGRIM MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Cover Page of Statement of Additional Information
*    Signature Page
*    Exhibit Index
*    Consent of Independent Accountant

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for Pilgrim Mutual Funds incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on November 30, 2000. This Post-Effective Amendment is being filed to add to the consent of the accountant as an exhibit to Part C of the Registration Statement.

                                     PART B

                              PILGRIM MUTUAL FUNDS
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                       Statement of Additional Information
                               ________ ___, 2001

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Acquisition of the Assets and Liabilities     By and in Exchange for Shares of
of Pilgrim High Total Return Fund             Pilgrim High Yield Fund II
(a series of Pilgrim Mayflower Trust)         (a series of Pilgrim Mutual Funds)
and                                           7337 East Doubletree Ranch Road
Pilgrim High Total Return Fund II             Scottsdale, Arizona  85258
(a series of Pilgrim Mayflower Trust)
7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II, each a series of Pilgrim Mayflower Trust, will be transferred to Pilgrim High Yield Fund II, a series of Pilgrim Mutual Funds, in exchange for shares of Pilgrim High Yield Fund II.

This Statement of Additional Information of Pilgrim Mutual Funds consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The respective Statements of Additional Information for Pilgrim High Yield Fund II, Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II dated November 1, 2000, as filed on November 1, 2000.

2. The Financial Statements of Pilgrim High Yield Fund II are included in the Annual Report of Pilgrim Mutual Funds dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of Pilgrim High Total Return Fund are included in the Annual Report of Pilgrim Mayflower Trust dated October 31, 2000, as filed on January 10, 2000.

4. The Financial Statements of Pilgrim High Total Return Fund II are included in the Annual Report of Pilgrim Mayflower Trust dated October 31, 2000, as filed on January 10, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated ________ ___, 2001 relating to the reorganization of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II may be obtained, without charge, by writing to ING Pilgrim Investments, Inc. at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 19th day of January, 2001.

                                        PILGRIM MUTUAL FUNDS


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President
                                            & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                       Title                         Date
        ---------                       -----                         ----

/s/ John G. Turner              Trustee and Chairman            January 19, 2001
---------------------------
John G. Turner*


/s/ Robert W. Stallings         Trustee and President           January 19, 2001
---------------------------     (Chief Executive Officer)
Robert W. Stallings*


/s/ Michael J. Roland           Senior Vice President and       January 19, 2001
---------------------------     Principal Financial Officer
Michael J. Roland*


/s/ Robert B. Goode, Jr.        Trustee                         January 19, 2001
---------------------------
Robert B. Goode, Jr.*


/s/ Al Burton                   Trustee                         January 19, 2001
---------------------------
Al Burton*


/s/ Jock Patton                 Trustee                         January 19, 2001
---------------------------
Jock Patton*


/s/ John R. Smith               Trustee                         January 19, 2001
---------------------------
John R. Smith*

        Signature                       Title                         Date
        ---------                       -----                         ----

/s/ David W.C. Putnam           Trustee                         January 19, 2001
---------------------------
David W.C. Putnam*


/s/ Walter H. May               Trustee                         January 19, 2001
---------------------------
Walter H. May*


/s/ Paul S. Doherty             Trustee                         January 19, 2001
---------------------------
Paul S. Doherty*


/s/ Alan L. Gosule              Trustee                         January 19, 2001
---------------------------
Alan L. Gosule*


/s/ David W. Wallace            Trustee                         January 19, 2001
---------------------------
David W. Wallace*


* By: /s/James M. Hennessy
      ---------------------------
      James M. Hennessy
         Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as part of Registrant's
   Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on November 30, 2000.

                                  EXHIBIT INDEX

(14) Consent of PricewaterhouseCoopers LLP, Independent Accountants